SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive Securities from Earnings Per Share	1,772,179		1,772,179
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive Securities from Earnings Per Share	1,187,500		1,187,500
Restricted Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive Securities from Earnings Per Share	512,500		512,500
Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive Securities from Earnings Per Share	72,179		72,179